Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The Company leases its office facilities, data center, and warehouses under non-cancelable operating lease agreements that expire through 2042, including renewal options that are reasonably certain to be exercised.
Rent expense under operating leases was $28 million, $25 million, and $14 million in twelve months ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022, the Company’s operating leases had a weighted average remaining lease term of 8.7 years and a weighted average discount rate of 6.5%.
Future lease payments for leases that have not yet commenced were $32 million as of December 31, 2022. Lease commencement will occur once the lessor substantially completes construction to makes the underlying asset available for use.
As of December 31, 2022, future maturities of lease liabilities were as follows (in millions):

Operating leases
Year ending December 31,
2023	$23
2024	24
2025	24
2026	21
2027	18
Thereafter	74
Total lease payments	184
Less: imputed interest	(48)
Total operating lease liabilities	$136